Note 10 - Mineral Property Interests - Schedule of Mineral Property Interests (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Balance	$ 9,578,000
Balance	31,472,000	$ 9,578,000
Mineral property interests [member] | QUEBEC
Statement Line Items [Line Items]
Balance	37,100,000	122,978,000
Additions	5,436	3,030,000	[1]
Change in estimate of provision for site reclamation and closure	(597,000)	(23,000)
Impairment (note 16)		(88,885,000)
Balance	41,939,000	37,100,000
Mineral property interests [member] | NUNAVUT
Statement Line Items [Line Items]
Balance	8,100,000	19,661,000
Additions	0	0	[1]
Change in estimate of provision for site reclamation and closure	(121,000)	427,000
Impairment (note 16)		(11,988,000)
Balance	7,979,000	8,100,000
Mineral property interests [member] | BRITISH COLUMBIA
Statement Line Items [Line Items]
Balance	45,200,000	142,639,000
Additions	5,436	3,030,000	[1]
Change in estimate of provision for site reclamation and closure	(718,000)	404,000
Impairment (note 16)		(100,873,000)
Balance	$ 49,918,000	$ 45,200,000

[1]	On February 29, 2024, the Company, and its joint operation partner Newmont, through their respective subsidiaries, closed a transaction whereby the Company acquired 100% control of the joint operation interests, the Éléonore South project, consolidating these properties into the Company’s portfolio at which time the joint venture operation was dissolved. The 49.978% that Newmont held was acquired by the Company for $3,000 while incurring $30 in transaction costs. As part of the same transaction, the Company also acquired a 10.9% interest in Sirios Resources Inc.